LEASES - Sale Type Leases Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Payment for receivables	$ 351				$ 251
Expected credit loss provision (Note 27)	83		$ (22)	$ (83)
Southeast Gateway Pipeline
Lessee, Lease, Description [Line Items]
Net investment in lease	6,600	$ 4,800
Expected credit loss provision	113
TGNH
Lessee, Lease, Description [Line Items]
Payment for receivables	(141)		(59)
Expected credit loss provision (Note 27)	$ 84		$ (23)	$ (73)